CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS (USD $)	12 Months Ended			213 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013
EXPENSES
Exploration (Note 7)	$ 6,102,992	$ 8,234,354	$ 17,679,174	$ 99,092,669
General and administration	6,638,262	5,236,226	5,766,102	59,985,511
Consultancy and advisory fees	1,941,130	0	0	1,941,130
Impairment of mineral property interests	437,732	486,746	531,005	1,455,483
Depreciation	102,941	150,654	196,221	1,530,008
Gain on sale of mineral property interests	(451,892)	(104,914)	(1,574,523)	(2,131,329)
Foreign exchange loss (gain)	(1,113,728)	(187,773)	491,504	(1,032,003)
Loss from operations	(13,657,437)	(13,815,293)	(23,089,483)	(160,841,469)
Gain on sale of investments	0	0	3,326,275	3,326,275
Interest income	431,596	190,449	342,343	5,934,864
Interest expense (Note 5)	(260,453)	(229,359)	(151,952)	(714,771)
Loss on equity investee (Note 5)	(146,051)	(1,012,156)	(2,397,085)	(5,076,836)
Fair value adjustment of asset backed commercial paper	147,564	0	0	(2,184,967)
Loss from operations before income taxes	(13,484,781)	(14,866,359)	(21,969,902)	(159,556,904)
Current income tax expense	(319,112)	0	(152,190)	(471,302)
Deferred income tax recovery (expense) (Note 11)	2,381,868	(329,770)	4,981,884	7,579,394
Net loss	(11,422,025)	(15,196,129)	(17,140,208)	(152,448,812)
Comprehensive loss:
Net loss	(11,422,025)	(15,196,129)	(17,140,208)	(152,448,812)
Unrealized loss on available for sale securities (Note 12)	0	0	(2,747,997)	0
Foreign currency translation adjustment (Note 13)	(2,787,404)	1,351,668	(1,101,366)	465,615
Comprehensive loss	$ (14,209,429)	$ (13,844,461)	$ (20,989,571)	$ (151,983,197)
Basic and diluted net loss per share	$ (0.08)	$ (0.12)	$ (0.15)
Weighted average number of common shares outstanding	143,847,888	128,650,791	115,978,815